SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On February 25, 2022, REE Automotive UK Limited entered into a lease agreement for a launch factory in Coventry, the United Kingdom. The company leases approximately 12,077 square meters (approximately 130,000 square feet) of factory space that will be used for process validation activities, along with product assemble operations. The lease expires after 10 years in February 2032. The total estimated asset and liability value recorded on our books for this lease will be within the range of $8,300 and $10,100.
On March 11, 2022, REE Automotive USA Inc. entered into a lease agreement for an integration center in Austin, Texas, the United States. The company leases approximately 118,132 square feet of factory space that will be used for assembly operations. The lease expires after 10 years in March 2032. The total estimated asset and liability value recorded on our books for this lease will be within the range of $7,300 and $9,000.